RESEARCH AND DEVELOPMENT, NET - Schedule of Activity for Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized software development costs, net, beginning of year	$ 8,370	$ 9,706	$ 13,920
Software development costs capitalized during the year	2,601	2,034	3,408
Amortization of capitalized software development costs	(2,858)	(3,370)	(4,708)
Business divestiture	0	0	(2,922)
Foreign currency translation and other	0	0	8
Capitalized software development costs, net, end of year	8,113	8,370	9,706
Write-offs of capitalized software development costs	$ 0	$ 0	$ 0